Directors' and key management remuneration - Directors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Directors' and key management remuneration
Non-executive directors emoluments	£ 1,574	£ 1,685
Chairman and executive directors emoluments	6,408	5,804
Short-term compensation expense, directors	7,982	7,489
Amounts receivable under long-term incentive plans and share option plans	2,708	542
Total	£ 10,690	£ 8,031